UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN  55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN  55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Strategy Aggressive Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE+

	Investment Companies - 98.8%
	Equity Funds (a) - 90.6%
	First American Equity Income Fund, Class Y	193,308	$3,126
	First American Equity Index Fund, Class Y	125,278	3,547
	First American International Fund, Class Y	973,864	16,176
	First American International Select Fund, Class Y	2,164,989	24,226
	First American Large Cap Growth Opportunities Fund, Class Y	750,735	25,705
	First American Large Cap Select Fund, Class Y	1,218,282	20,357
	First American Large Cap Value Fund, Class Y	710,685	16,289
	First American Mid Cap Growth Opportunities Fund, Class Y (b)	111,853	5,228
	First American Mid Cap Value Fund, Class Y	195,083	5,622
	First American Real Estate Securities Fund, Class Y	180,486	4,648
	First American Small Cap Growth Opportunities Fund, Class Y (b)	61,630	1,414
	First American Small Cap Select Fund, Class Y (b)	163,672	2,498
	First American Small Cap Value Fund, Class Y	88,446	1,283
	Total Equity Funds		130,119

	Fixed Income Fund (a) - 6.3%
	First American Total Return Bond Fund, Class Y	908,831	8,979

	Exchange-Traded Fund - 1.9%
	iShares GSCI Commodity Index Trust	66,282	2,731
	Total Investment Companies		141,829
	(Cost $123,619)
	Short-Term Investment (a) - 1.7%
	First American Prime Obligations Fund, Class Z	2,447,596	2,448
	(Cost $2,448)
	Total Investments - 100.5%
	(Cost $126,067)		144,277
	Other Assets and Liabilities, Net - (0.5)%		(669)
	Total Net Assets - 100.0%		$143,608

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2007.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2007.

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Strategy Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE +

	Investment Companies - 98.8%
	Equity Funds (a) - 75.9%
	First American Equity Income Fund, Class Y	381,008	$6,161
	First American Equity Index Fund, Class Y	207,528	5,875
	First American International Fund, Class Y	1,009,165	16,762
	First American International Select Fund, Class Y	2,182,452	24,422
	First American Large Cap Growth Opportunities Fund, Class Y	783,837	26,839
	First American Large Cap Select Fund, Class Y	1,414,249	23,632
	First American Large Cap Value Fund, Class Y	660,173	15,131
	First American Mid Cap Growth Opportunities Fund, Class Y (b)	95,581	4,467
	First American Mid Cap Value Fund, Class Y	127,133	3,664
	First American Real Estate Securities Fund, Class Y	199,033	5,125
	First American Small Cap Select Fund, Class Y (b)	144,109	2,199
	First American Small Cap Value Fund, Class Y	125,647	1,823
	Total Equity Funds
			136,100

	Fixed Income Funds (a) - 21.9%
	First American Inflation Protected Securities Fund, Class Y	262,088	2,482
	First American Total Return Bond Fund, Class Y	3,730,214	36,855
	Total Fixed Income Funds
			39,337

	Exchange-Traded Fund - 1.0%
	iShares GSCI Commodity Indexed Trust	41,461	1,708

	Total Investment Companies
	(Cost $152,908)		177,145

	Short-Term Investment (a) - 1.4%
	First American Prime Obligations Fund, Class Z
	(Cost $2,494)	2,493,526	2,494

	Total Investments - 100.2%
	(Cost $155,402)		179,639
	Other Assets and Liabilities, Net - (0.2)%		(406)
	Total Net Assets - 100.0%		$179,233

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2007.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
(a)	Investment in affiliated security. This fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2007.

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Strategy Growth & Income Allocation Fund
	DESCRIPTION	SHARES	VALUE+
	Investment Companies - 99.3%
	Equity Funds (a) - 61.9%
	First American Equity Income Fund, Class Y	686,876	$11,107
	First American Equity Index Fund, Class Y	448,337	12,692
	First American International Fund, Class Y	1,349,072	22,408
	First American International Select Fund, Class Y	3,002,660	33,600
	First American Large Cap Growth Opportunities Fund, Class Y	1,075,670	36,831
	First American Large Cap Select Fund, Class Y	2,093,823	34,988
	First American Large Cap Value Fund, Class Y	705,260	16,165
	First American Mid Cap Growth Opportunities Fund, Class Y (b)	142,316	6,652
	First American Mid Cap Value Fund, Class Y	223,916	6,453
	First American Real Estate Securities Fund, Class Y	260,915	6,718
	First American Small Cap Select Fund, Class Y (b)	234,176	3,573
	First American Small Cap Value Fund, Class Y	199,557	2,896
			194,083
	Fixed Income Funds (a) - 36.4%
	First American Inflation Protected Securities Fund, Class Y	706,130	6,687
	First American Total Return Bond Fund, Class Y	10,878,579	107,480
			114,167
	Exchange-Traded Fund - 1.0%
	iShares GSCI Commodity Index Trust	73,706	3,037
	Total Investment Companies
	(Cost $276,350)		311,287
	Short-Term Investment (a) - 0.7%
	First American Prime Obligations Fund, Class Z
	(Cost $2,188)	2,188,210	2,188
	Total Investments - 100.0%
	(Cost $278,538)		313,475
	Other Assets and Liabilities, Net - (0.0)%		(101)
	Total Net Assets - 100.0%		$313,374

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2007.
	Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent
	pricing service that has been approved by the fund's board of directors.
(a)	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(b)	Fund paid no dividends during the twelve-month period ended May 31, 2007.

Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE +

Affiliated Investment Companies
Equity Funds - 33.0%
First American Equity Income Fund, Class Y	200,632	$3,244
First American Equity Index Fund, Class Y	127,796	3,618
First American International Fund, Class Y	173,406	2,880
First American International Select Fund, Class Y	317,482	3,553
First American Large Cap Growth Opportunities Fund, Class Y	131,689	4,509
First American Large Cap Select Fund, Class Y	218,347	3,648
First American Large Cap Value Fund, Class Y	38,257	877
First American Mid Cap Growth Opportunities Fund, Class Y (a)	12,214	571
First American Mid Cap Value Fund, Class Y	15,543	448
First American Real Estate Securities Fund, Class Y	29,957	771
First American Small Cap Select Fund, Class Y	49,801	760
Total Equity Funds
(Cost $18,780)		24,879

Fixed Income Funds - 66.4%
First American Core Bond Fund, Class Y	1,461,489	15,872
First American Inflation Protected Securities Fund, Class Y	260,663	2,469
First American Total Return Bond Fund, Class Y	3,205,391	31,669
Total Fixed Income Funds
(Cost $50,820)		50,010

Short-Term Investment - 0.3%
First American Prime Obligations Fund, Class Z
(Cost $213)	212,783	213

Total Affiliated Investment Companies - 99.7%
(Cost $69,813)		75,102
Other Assets and Liabilities, Net - 0.3%		201
Total Net Assets - 100.0%		$75,303

+	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2007.
Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors.
(a)	Fund paid no dividends during the twelve-month period ended May 31, 2007.

	Schedule of Investments May 31, 2007 (unaudited), all dollars are rounded to thousands (000)

	Income Builder Fund
	DESCRIPTION	SHARES	VALUE+

	Investment Companies - 93.3%
	Equity Funds (a) - 29.8%
	First American Large Cap Value Fund, Class Y	182,555	$4,184
	First American Real Estate Securities Fund, Class Y	113,186	2,915
			7,099
	Exchange-Traded Funds - 1.5%
	iShares Dow Jones Select Dividend Index	3,800	285
	KBW Bank	600	35
	KBW Capital Markets	500	36
			356
	Fixed Income Funds (a) - 62.0%
	First American High Income Bond Fund, Class Y	836,725	8,217
	First American U.S. Government Mortgage Fund, Class Y	633,029	6,539
			14,756
	Total Investment Companies
	(Cost $21,449)		22,211

	Common Stocks - 5.1%
	Consumer Discretionary - 0.2%
	Regal Entertainment Group, Class A	1,900	43

	Energy - 0.4%
	Chevron	300	24
	Exxon Mobil	700	58
	Rowan	400	16
			98
	Financials - 2.1%
	Allied Capital	2,700	86
	American Capital Strategies	2,000	97
	Bank of America	900	46
	CapitalSource - REIT	1,200	32
	Citigroup	900	49
	Comerica	400	25
	Huntington Bancshares	1,200	27
	Thornburg Mortgage - REIT	1,900	53
	Wachovia	400	22
	Washington Mutual	900	39
	Wells Fargo	800	29
			505
	Healthcare - 0.3%
	Pfizer	2,600	71

	Industrials - 0.1%
	General Electric	600	23

	Materials - 0.7%
	Dow Chemical	700	32
	MeadWestvaco	900	31
	Packaging Corporation of America	1,700	44
	Southern Copper	600	53
			160
	Telecommunication Services - 0.5%
	AT&T	900	37
	Citizens Communications	4,600	73
			110
	Utilities - 0.8%
	Consolidated Edison	700	34
	Energy East	1,900	46
	KeySpan	600	25
	Nicor	300	14
	Progress Energy	1,000	50
	TECO Energy	1,200	21
			190
	Total Common Stocks
	(Cost $1,197)		1,200

	Short -Term Investment - 0.1%
	First American Prime Obligations Fund, Class Z (a)
	(Cost $32)	32,203	32

	Total Investments - 98.5%
	(Cost $22,678)		23,443
	Other Assets and Liabilities, Net - 1.5%		351
	Total Net Assets - 100.0%		$23,794

+
Investments in open-end mutual funds are valued at their respective net asset value on the valuation date. Security valuations for the fund's equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of May 31, 2007, the fund held no fair valued securities.

(a)	Investment in affiliated security. This fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.

	REIT - Real Estate Investment Trust

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007